Auditors' remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Auditors' remuneration
Schedule of audit remuneration fees

	2024	2023	2022
	£m	£m	£m
Fees payable to the Company’s auditors for the audit of the Parent Company and Group accounts	2	3	3
Audit of accounts of subsidiaries of the Group	4	5	4
Audit-related assurance services[1]	5	3	2
Total audit and audit-related assurance services	11	11	9
Non-audit services[2]	—	—	3
Total	11	11	12
1.

Included in 2024 is an amount of £4m for reporting on internal financial controls (2023: £3m). Included in 2022 is an amount of £2m paid to the Company’s auditors in respect of the 2021 PCAOB Group audit required for the purposes of the US registration.

2.	2022 balance relates to accounting specialist fees in respect of the Terminix acquisition.